Principal changes in the scope of consolidation in 2022 and 2021 - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions					1 Months Ended					8 Months Ended	12 Months Ended
		May 27, 2025 EUR (€)	Apr. 30, 2025 EUR (€)	Nov. 29, 2024 USD ($)	Apr. 30, 2025 EUR (€)	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		May 30, 2024 USD ($)	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)	May 13, 2023 EUR (€)	Apr. 27, 2023 USD ($)	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]										€ 9,394.0			€ 1,901.0		€ 2,535.0	[2]
Net sales											43,626.0			41,081.0		37,817.0	[3]
Investments accounted for using the equity method											3,259.0			316.0		424.0
Other gains, (losses) and litigation											(255.0)			(470.0)		(196.0)	[3]
Tax expense (income)											(1,043.0)			(1,204.0)		(1,017.0)	[3],[4]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax											0.0			0.0		42.0	[2]
Other intangible assets											26,261.0			22,629.0		24,319.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax											847.0	[5]		1,461.0		807.0	[2],[5]
Goodwill											41,300.0			43,384.0		€ 49,404.0
Enjaymo global rights | Major Collaboration Agreement
Disclosure of detailed information about business combination [line items]
Upfront payments for projects under collaboration agreements | $				$ 825.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax | $				768.0
Goodwill | $				276.0
Regular milestone payments for projects under collaboration agreements | $				$ 250.0
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date | $																		$ 300.0
Net cash flow on acquisition		€ 539.0											$ 2,035.0
Identifiable intangible assets recognised as of acquisition date		522.0
Consideration transferred, acquisition-date fair value		€ 536.0																2,035.0
Other intangible assets | $																		$ 1,885.0
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about business combination [line items]
Regular milestone payments for projects under collaboration agreements						€ 96.0	$ 100.0
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of detailed information about business combination [line items]
Upfront payments for projects under collaboration agreements								€ 856.0	$ 900.0
AstraZeneca | Antibodies Collaboration agreement
Disclosure of detailed information about business combination [line items]
Commitments related to milestone payments for projects under collaboration agreements											€ 375.0
AstraZeneca | Antibodies Collaboration agreement | Major territories
Disclosure of detailed information about business combination [line items]
Percentage of profits arising from commercial operations											5000.00%		5000.00%
EUROAPI
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)	[6]										29.60%		29.60%
Opella Business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)					10000.00%
Investments accounted for using the equity method			€ 3,200.0		€ 3,200.0
Net foreign exchange loss					€ 500.0
Tax expense (income)														€ (122.0)
Financial interest in principal fully consolidated companies											74.00%		74.00%
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 16,000.0
OPAL JV Co
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)					4820.00%
BPIFrance
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)					180.00%
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred | $																							$ 2,800.0
Net cash flow on acquisition | $															$ 2,722.0
Purchase price per share (in euro/usd per share) | $ / shares																							$ 25.00
Financial interest in principal fully consolidated companies										3.00%
Consideration transferred, acquisition-date fair value | $																						$ 2,806.0
Other intangible assets																					€ 2,810.0
QRIB Intermediate Holdings, LLC [Member]
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date																			€ 774.0
Consideration transferred, acquisition-date fair value																			1,343.0	$ 1,419.0
Goodwill																			484.0
Cash flows from (used in) investing activities, discontinued operations | $															$ 1,410.0
Goodwill recognised as of acquisition date																			€ 484.0

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[5]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[6]	(b) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31, 2023)